Accrued Liabilities and Other Payables (Details) - Schedule of Accrued Liabilities and Other Payables - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule of Accrued Liabilities and Other Payables [Abstract]
Accrued salaries and related benefits	$ 97,314	$ 43,487
Other payables	148,197	81,226
Accrued expenses	35,850	34,583
Total	$ 281,361	$ 159,296